Deferred Lease Credits	6 Months Ended
Jun. 30, 2017
Deferred Lease Credits
Deferred Lease Credits

Note 6 Deferred Lease Credits

Cash or rent abatements received upon entering into certain office leases are recognized on a straight-line basis as a reduction to rent expense over the lease term. The unamortized portion is included in Deferred Lease Credits, which are included in other long-term liabilities. As of June 30, 2017, and December 31, 2016 the long-term deferred credits were $29,707 and $13,034 respectively. Deferred Rent amortization was $3,875 and $(16,673) for the three-months and six-months ended June 30, 2017 and $2,292 and $4,584 for the three-months and six-months ended 2016, respectively.